SCHEDULE OF CONDENSED UNAUDITED PRO FORMA CONSOLIDATED RESULTS OF OPERATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Net income	$ 1,364,497	$ 1,256,019
One Eighty Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Revenue	6,761,638	5,017,001
Operating costs and expenses	3,578,472	2,944,260
Income from operations	3,183,166	2,072,741
Other income	30,720	16,259
Income tax expenses	941,824	726,035
Net income	2,272,062	1,362,965
Less: net income attributable to non-controlling interests	444,707	52,404
Net income	1,827,355	1,310,561
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Revenue			$ 13,368,084	$ 6,008,897
Income from operations			7,146,269	1,650,874
Other income			159,800	88,053
Net income			5,339,961	1,110,820
Net income	$ 907,565	$ 106,946	1,737,596	(336,830)
Operating costs and expenses			6,221,815	4,358,023
Income tax expense			$ 1,966,108	$ 628,107